Bank Premises, Furniture, Fixtures and Equipment - Bank Premises, Furniture, Fixtures and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 40,756	$ 42,238
Less accumulated depreciation	15,126	17,566
Total	25,630	24,672
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	33,651	33,791
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 7,105	$ 8,447